Note 4 - Prepaid Expenses (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Services	$ 202	$ 523
Pre Paid Consulting Services [Member]
Prepaid Services	$ 200	$ 500